UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  JUNE 30, 2009
                                                -------------------

Check here if Amendment [ ]; Amendment Number:
                                                 --------------
  This Amendment (Check only one.):              [ ] is a restatement.
                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            ALLSTATE LIFE INSURANCE COMPANY
                 ----------------------------------------------------
Address:         3075 SANDERS ROAD, SUITE G4A
                 ----------------------------------------------------
                 NORTHBROOK, IL.  60062-7127
                 ----------------------------------------------------

                 ----------------------------------------------------


Form 13F File Number:   28-01037

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            PAUL SCHUTT
                 ----------------------------------------------------
Title:           ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
                 ----------------------------------------------------
Phone:           847-402-5169
                 ----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/  PAUL SCHUTT             NORTHBROOK,IL.                 08/12/09
 ----------------------  -------------------------    --------------------
         [Signature]         [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

                       FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:           ONE
                                             -----------------------------------

Form 13F Information Table Entry Total:       42
                                             -----------------------------------

Form 13F Information Table Value Total:       228,627 (THOUSAND)
                                             -----------------------------------


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.     Form 13F File Number          Name

1       028-10298                     ALLSTATE INVESTMENTS LLC
                                      ------------------------------------------

                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: ALLSTATE LIFE INSURANCE COMPANY



                                     TITLE OF                 VALUE         SHARES/   SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
    NAME OF ISSUER                    CLASS        CUSIP     (x1000)        PRN AMT   PRN CALL  DSCRETN MANAGERS  SOLE  SHARED  NONE
-----------------------              --------    ---------   --------       -------   --- ----  ------- --------  ----- ------  ----


DOMINION RES INC VA                  COMMON      25746U109   1,027       30,745        SH       DEFINED   1       X
SPDR S&P DEP RCPT TRADES AND QUOTES  COMMON      78462F103   2,061       22,424        SH       DEFINED   1       X
3M COMPANY 0% 11/21/2032             DEBT        88579YAB7   8,587   10,223,000        PRN      DEFINED   1       X
ALLEGHENY TECHNOLOGIES 4.250000%
  06/01/2014                         DEBT        01741RAD4   7,425    6,750,000        PRN      DEFINED   1       X
ALLERGAN INC 1.500000% 04/01/2026    DEBT        018490AL6   5,589    5,500,000        PRN      DEFINED   1       X
ALZA CORP 0% 07/28/2020              DEBT        02261WAB5   8,828   10,250,000        PRN      DEFINED   1       X
AMGEN INC .375000% 02/01/2013        DEBT        031162AQ3   7,671    8,500,000        PRN      DEFINED   1       X
ARCHER DANIELS .875000% 02/15/2014   DEBT        039483AW2  11,694   12,850,000        PRN      DEFINED   1       X
BECKMAN COULTER INC 2.500000%
  12/15/2036                         DEBT        075811AD1     989    1,000,000        PRN      DEFINED   1       X
BEST BUY 2.250000% 01/15/2022        DEBT        086516AF8  10,533   11,000,000        PRN      DEFINED   1       X
CAMERON INTL CORP 2.500000%
  06/15/2026                         DEBT        13342BAB1  13,635   12,000,000        PRN      DEFINED   1       X
CARNIVAL CORP 2.000000% 04/15/2021   DEBT        143658AN2   8,618    9,000,000        PRN      DEFINED   1       X
CHESAPEAKE ENERGY CORP 2.250000%
  12/15/2038                         DEBT        165167CB1     921    1,500,000        PRN      DEFINED   1       X
CMS ENERGY CORP 2.875000% 12/01/2024 DEBT        125896AW0   1,536    1,500,000        PRN      DEFINED   1       X
COSTCO WHOLESALE CORP 0% 08/19/2017  DEBT        22160QAC6     332      320,000        PRN      DEFINED   1       X
DANAHER CORP 0% 01/22/2021           DEBT        235851AF9   9,627   10,550,000        PRN      DEFINED   1       X
DOMINION RESOURCES INC 2.125000%
  12/15/2023                         DEBT        25746UAT6   2,135    2,000,000        PRN      DEFINED   1       X
DST SYSTEMS INC 4.125000% 08/15/2023 DEBT        233326AB3   1,479    1,500,000        PRN      DEFINED   1       X
EMC CORP 1.750000% 12/01/2013        DEBT        268648AM4   2,397    2,350,000        PRN      DEFINED   1       X
FISHER SCIENTIFIC INTL 3.250000%
  03/01/2024                         DEBT        338032AX3  10,156    8,350,000        PRN      DEFINED   1       X
FLUOR CORP 1.500000% 02/15/2024      DEBT        343412AA0     322      175,000        PRN      DEFINED   1       X
HCC INSURANCE HOLDINGS 1.300000%
  04/01/2023                         DEBT        404132AB8  10,758    9,825,000        PRN      DEFINED   1       X
HENRY SCHEIN INC 3.000000%
  08/15/2034                         DEBT        806407AB8   1,123    1,000,000        PRN      DEFINED   1       X
HOLOGIC INC 2.000000% 12/15/2037     DEBT        436440AA9     710    1,000,000        PRN      DEFINED   1       X
INGERSOLL-RAND CO LTD 4.500000%
  04/15/2012                         DEBT        45687AAD4   1,339    1,000,000        PRN      DEFINED   1       X
INTEL CORP 2.950000% 12/15/2035      DEBT        458140AD2   5,124    6,100,000        PRN      DEFINED   1       X
INTL GAME TECHNOLOGY 2.600000%
  12/15/2036                         DEBT        459902AP7   7,085    7,175,000        PRN      DEFINED   1       X
LABORATORY CORP AMERICA HOLDINGS     DEBT        50540RAG7   6,958   12,500,000        PRN      DEFINED   1       X
LIBERTY MEDIA CORP 3.250000%
  03/15/2031                         DEBT        530715AR2     390    1,000,000        PRN      DEFINED   1       X
LIBERTY MEDIA LLC 3.12500%
  03/30/2023                         DEBT        530718AF2   1,273    1,500,000        PRN      DEFINED   1       X
MEDTRONIC INC 1.625000% 04/15/2013   DEBT        585055AM8   7,831    8,500,000        PRN      DEFINED   1       X
MYLAN LABORATORIES INC 1.250000%
  03/15/2012                         DEBT        628530AG2     866    1,000,000        PRN      DEFINED   1       X
NABORS INDUSTRIES INC .940000%
  05/15/2011                         DEBT        629568AP1   8,370    9,000,000        PRN      DEFINED   1       X
NASDAQ STOCK MARKET INC 2.500000%
  08/15/2013                         DEBT        631103AA6   2,050    2,500,000        PRN      DEFINED   1       X
OMNICOM GROUP INC 0% 07/01/2038      DEBT        681919AT3   9,144    9,500,000        PRN      DEFINED   1       X
RAYONIER TRS HOLDINGS IN 3.750000%
  10/15/2012                         DEBT        75508AAB2   3,820    4,000,000        PRN      DEFINED   1       X
SCHLUMBERGER LIMITED 2.125000%
  06/01/2023                         DEBT        806857AD0     296      200,000        PRN      DEFINED   1       X
TEVA PHARMACEUT FIN BV 1.750000%
  02/01/2026                         DEBT        88165FAA0   8,316    7,400,000        PRN      DEFINED   1       X
TEVA PHARMACEUT FIN LLC .250000%
  02/01/2024                         DEBT        88164RAB3   3,831    2,700,000        PRN      DEFINED   1       X
TRANSOCEAN INC 1.500000% 12/15/2037  DEBT        893830AV1  14,202   15,500,000        PRN      DEFINED   1       X
US BANCORP 1.231250% 12/11/2035      DEBT        902973AM8   9,001    9,500,000        PRN      DEFINED   1       X
WYETH 2.390000% 01/15/2024           DEBT        983024AD2  10,580   10,600,000        PRN      DEFINED   1       X


"STOCK"                                                 2    3,089       53,169
DEBT                                                   40  225,539  236,818,000
REPORT TOTALS                                          42  228,627  236,871,169